Fixed Assets, Net (Details) - Schedule of fixed assets, net - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Fixed assets, gross		$ 249,106	$ 1,306,856
Less: accumulated depreciation		(95,955)	(113,423)
Fixed assets, net	$ 159,159	153,151	1,193,433
Furniture and computer equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross		235,042	131,300
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross		$ 14,064	$ 1,175,556